Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Financial Information of Material Non-Controlling Interest
Summarized financial information of Ambev and Budweiser APAC, in which the company has material non-controlling interests, is as follows:

	Ambev		Budweiser APAC
Million US dollar	31 December 2023	31 December 2022	31 December 2023	31 December 2022

Summarized statement of financial position information
Current assets	7 552	7 248	4 259	3 606
Non-current assets	19 846	19 193	11 975	12 390
Current liabilities	8 470	7 770	4 649	4 414
Non-current liabilities	2 374	2 700	735	748
Equity attributable to equity holders	16 312	15 707	10 785	10 765
Non-controlling interests	242	263	65	69

	Ambev			Budweiser APAC
Million US dollar	2023	2022	2021	2023	2022	2021

Summarized income statement and other comprehensive income information
Revenue	15 920	15 434	13 570	6 856	6 478	6 788
Net income	2 987	2 883	2 444	880	949	981

Attributable to:
Equity holders	2 895	2 800	2 360	852	913	950
Non-controlling interests	92	84	84	28	36	31

Net income	2 987	2 883	2 444	880	949	981
Other comprehensive income	(1 909)	(1 300)	629	(286)	(812)	(289)
Total comprehensive income	1 078	1 584	3 074	594	137	692

Attributable to:
Equity holders	1 011	1 517	2 970	567	105	660
Non-controlling interests	67	67	104	27	32	32

Summarized cash flow information
Cash flow from operating activities	4 934	3 997	4 266	1 811	1 577	1 903
Cash flow from investing activities	(1 151)	(969)	(1 441)	(447)	(440)	(731)
Cash flow from financing activities	(3 218)	(3 164)	(2 988)	(621)	(500)	(464)
Net increase/(decrease) in cash and cash equivalents	565	(136)	(163)	743	637	708